Income Taxes (Benefit For Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current federal tax expense (benefit)	$ 260		$ (174)
Deferred federal tax expense (benefit)	(5,098)	$ (2,355)	(9,531)
Current state tax expense (benefit)	54	115	277
Deferred state tax expense (benefit)	(1,153)	(673)	(3,577)
Current foreign tax expense (benefit)	146	416	1,475
Income tax provision (benefit)	$ (5,791)	$ (2,497)	$ (11,530)